UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2884

Salomon Brothers Opportunity Fund Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31

Date of reporting period: November 30, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS OPPORTUNITY FUND INC

FORM N-Q

NOVEMBER 30, 2004

SALOMON BROTHERS OPPORTUNITY FUND INC

Schedule of Investments (unaudited)	November 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 93.4%
CONSUMER DISCRETIONARY - 7.4%

Food Services - 0.3%
96,000	FHC(a)(b)	$456,000

Hotels, Restaurants & Leisure - 0.2%
7,300	Fairmont Hotels & Resorts Inc.	226,446

Household Durables - 6.3%
320,310	Koninklijke Philips Electronics N.V., ADR	8,244,779
	Liberty Homes, Inc.:
15,150	Class A Shares	72,720
22,550	Class B Shares	135,300

		8,452,799

Media - 0.6%
20,000	News Corp. Ltd., ADR	353,800
29,600	Time Warner, Inc.(a)	524,216

		878,016

	TOTAL CONSUMER DISCRETIONARY	10,013,261

ENERGY - 14.8.%

Energy Equipment & Services - 0.8%
28,900	Diamond Offshore Drilling, Inc.	1,082,594

Oil & Gas - 14.0%
5,588	Encana Corp.	318,684
58,300	Murphy Oil Corp.	4,973,573
236,700	Royal Dutch Petroleum Co., ADR	13,553,442

		18,845,699

	TOTAL ENERGY	19,928,293

FINANCIALS - 43.9%

Banks - 15.7%
444,276	The Bank of New York Co., Inc.	14,621,123
245,900	Popular, Inc.	6,516,350

		21,137,473

Diversified Financials - 2.2%
43,700	Freddie Mac	2,982,962

Insurance - 16.1%
173,200	The Chubb Corp.	13,199,572
84,000	CNA Financial Corp.(a)	2,193,240
48,300	Leucadia National Corp.	3,028,410
9,100	Loews Corp.	636,181
40,000	Merchants Group, Inc.	970,000
68,400	Old Republic International Corp.	1,709,316

		21,736,719

See Notes to Schedule of Investments.

SALOMON BROTHERS OPPORTUNITY FUND INC

Schedule of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Real Estate - 9.9%
	Forest City Enterprises, Inc.:
157,550	Class A Shares	$8,460,435
90,350	Class B Shares, Convertible(c)	4,878,900
5,600	Harbor Global Co., Ltd.(a)	54,040

		13,393,375

	TOTAL FINANCIALS	59,250,529

HEALTHCARE - 5.6%

Healthcare Providers & Services - 4.4%
10,900	Health Net, Inc.(a)	296,698
24,700	Humana, Inc.(a)	613,054
40,254	WellPoint Health Networks, Inc.(a)	5,035,775

		5,945,527

Pharmaceuticals - 1.2%
57,764	Pfizer, Inc.	1,604,106

	TOTAL HEALTHCARE	7,549,633

INDUSTRIALS - 13.7%

Aerospace & Defense - 5.6%
63,900	General Dynamics Corp.	6,924,204
10,900	Lockheed Martin Corp.	663,156

		7,587,360

Air Freight & Couriers - 0.4%
66,600	ABX Air, Inc.(a)	523,476

Airlines - 0.4%
54,100	AMR Corp.(a)	488,523

Commercial Services & Supplies - 1.6%
8,434	Sabre Holdings Corp.	194,657
107,250	TRC Cos., Inc.(a)	1,913,340

		2,107,997

Electrical Equipment - 2.4%
	Tecumseh Products Co.:
36,500	Class A Shares	1,671,335
37,200	Class B Shares	1,629,360

		3,300,695

Industrial Conglomerates - 1.4%
45,700	General Electric Co.	1,615,952
8,603	Tyco International Ltd.	292,244

		1,908,196

See Notes to Schedule of Investments.

SALOMON BROTHERS OPPORTUNITY FUND INC

Schedule of Investments (unaudited) (continued)	November 30, 2004

SHARES	SECURITY	VALUE
Marine - 1.9%
25,800	Alexander & Baldwin, Inc.	$1,091,598
7,200	CP Ships Ltd.	95,544
21,600	Overseas Shipholding Group, Inc.	1,418,904

		2,606,046

	TOTAL INDUSTRIALS	18,522,293

INFORMATION TECHNOLOGY - 2.2%

Computers & Peripherals - 1.2%
19,000	Hewlett Packard Co.	380,000
13,700	International Business Machines Corp.	1,291,088

		1,671,088

Semiconductor Equipment & Products - 0.3%
21,700	National Semiconductor Corp.(a)	335,482

Software - 0.7%
36,400	Microsoft Corp.	975,884

	TOTAL INFORMATION TECHNOLOGY	2,982,454

MATERIALS - 5.6%

Chemicals - 0.8%
6,297	Kronos Worldwide Inc.	289,033
11,521	Monsanto Co.	530,196
11,800	NL Industries, Inc.	266,562

		1,085,791

Construction Materials - 2.7%
45,100	Ameron International Corp.	1,712,898
38,200	Lafarge North America, Inc.	1,915,730

		3,628,628

Metals & Mining - 0.2%
7,377	Newmont Mining Corp.	349,301

Paper & Forest Products - 1.9%
52,860	Rayonier, Inc.	2,524,065

	TOTAL MATERIALS	7,587,785

TELECOMMUNICATIONS - 0.2%

Diversified Telecommunications Services - 0.2%
5,600	Verizon Communications, Inc.	230,888

	TOTAL COMMON STOCK (Cost - $27,131,484)	126,065,136

See Notes to Schedule of Investments.

SALOMON BROTHERS OPPORTUNITY FUND INC

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	SECURITY	VALUE
CORPORATE SHORT-TERM NOTES - 7.0%
$3,694,000	Coca-Cola Enterprises Inc., 2.020% due 12/7/04	$3,692,756
2,951,000	Deutsche Telecommunications, 2.070% due 12/1/04	2,951,000
2,867,000	Sherwin Williams Co., 2.000% due 12/9/04	2,865,726

	TOTAL CORPORATE SHORT-TERM NOTES (Cost - $9,509,482)	9,509,482

	TOTAL INVESTMENTS - 100.4% (Cost - $36,640,966*)	135,574,618
	Liabilities in Excess of Other Assets - (0.4)%	(554,148)

	NET ASSETS - 100%	$135,020,470

(a)	Non-income producing security.

(b)	Security is valued in accordance with fair valuation procedures.

(c)	Convertible into Forest City Enterprises, Inc., Class A Shares.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Opportunity Fund Inc (“Fund”), is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) INVESTMENT VALUATION. Securities listed or traded on national securities exchanges or reported on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price or, if there have been no sales that day, at the mean between the current bid and asked prices which represents the current value of the security. Over-the-counter securities are valued at the mean between the current bid and asked prices. If no quotations are readily available (as may be the case for securities of limited marketability), or if “restricted” securities are being valued, such portfolio securities and other assets are valued at fair value determined pursuant to procedures established by the Board of Directors. Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Directors or its delegates. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term securities with less than 60 days remaining to maturity are valued at amortized cost, which approximates market value.

(b) INVESTMENT TRANSACTIONS. Security transactions are recorded on the trade date.

2. Portfolio Activity

At November 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$99,679,431
Gross unrealized depreciation	(745,779)

Net unrealized appreciation	$98,933,652

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Opportunity Fund Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	January 31, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	January 31, 2005